Schedule of Deferred Tax Assets And Liabilities (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Net operating losses	$ 1,432,634	$ 924,000
Capitalized research and development	283,353
Stock-based compensation	175,213
Intangibles	173,273
Other	9,438
Total deferred tax assets	2,073,911	924,000
Valuation allowance	(2,073,459)	(924,000)
Net deferred tax asset	452
Property and equipment	(452)
Total deferred tax liabilities	(452)
Net deferred tax asset / (liability)